Related parties disclosure - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 02, 2017 GBP (£)	Jan. 25, 2017 GBP (£)	Jan. 24, 2017 GBP (£)
Related Parties Disclosure
Payables	$ 2,500,000		$ 3,891,000
Net income	2,499,000		184,000	$ 119,000
OISTE
Related Parties Disclosure
Payables	183,000		83,000
Net income	146,219	SFr 121,258	184,000	$ 119,000
Terra Venetures Inc.
Related Parties Disclosure
Payables	33,000		31,000
GSP Holdings Ltd
Related Parties Disclosure
Payables	17,000		16,000
SAI LLC (SBT Ventures)
Related Parties Disclosure
Payables	34,000		$ 31,000
Related Parties of Carlos Moreira
Related Parties Disclosure
Employee compensation	$ 642,696	SFr 532,983
WISeCoin AG | OISTE
Related Parties Disclosure
Ownership percentage	10.00%
WISeKey SAARC Ltd. | Terra Venetures Inc.
Related Parties Disclosure
Ownership percentage							49.00%
Non-interest bearing loan from shareholder | £							£ 24,507
WISeKey SAARC Ltd. | GSP Holdings Ltd
Related Parties Disclosure
Non-interest bearing loan from shareholder | £					£ 12,500
WISeKey SAARC Ltd. | SAI LLC (SBT Ventures)
Related Parties Disclosure
Non-interest bearing loan from shareholder | £						£ 25,000
Carlos Moreira | Accrued bonuses
Related Parties Disclosure
Payables	$ 614,335
John O'Hara | Tax refund
Related Parties Disclosure
Payables	3,848
David Fergusson | Refund of social charges
Related Parties Disclosure
Payables	26,262
Peter Ward | Accrued unused vacation
Related Parties Disclosure
Payables	1,588,975
Accounts payable current portion	264,829
Accounts payable non current	$ 1,324,146